ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Nominal value of issued common/ registered share capital	$ 65,351	$ 62,146	¥ 450,782	¥ 450,782	¥ 450,782
China Coal Mining Investment Limited China Coal [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	China Coal Mining Investment Limited (“China Coal”)
Place of incorporation/registration and operations	Hong Kong
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
F M H Corporate Services Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	FMH Corporate Services Inc.
Place of incorporation/registration and operations	United States
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Dormant
Feishang Dayun Coal Mining Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Feishang Dayun Coal Mining Limited
Place of incorporation/registration and operations	Hong Kong
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Feishang Mining Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Feishang Mining Holdings Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Feishang Yongfu Mining Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Feishang Yongfu Mining Limited
Place of incorporation/registration and operations	Hong Kong
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Newhold Investments Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Newhold Investments Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Pineboom Investments Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Pineboom Investments Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Shenzhen Feishang Managementand Consulting Co Limited Feishang Management [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Provision of management and consulting services to other companies in the Group
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital				10,000
Silver Moon Technologies Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Silver Moon Technologies Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	80.00%
Principal activities	Dormant
Sunwide Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sunwide Capital Limited
Place of incorporation/registration and operations	BVI
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Dormant
Yangpu Shuanghu Industrial Development Co Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Yangpu Shuanghu Industrial Development Co., Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital				1,000
Yunnan Feishang Mining Co Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Yunnan Feishang Mining Co., Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital				50,000
Bayannaoer City Feishang Mining Company Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bayannaoer City Feishang Mining Company Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Exploration and development of lead mines
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital				59,480
Precise Space Time Technology Limited P S T Technology [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Precise Space-Time Technology Limited (“PST Technology”)
Place of incorporation/registration and operations	Hong Kong
Percentage of equity attributable to the Company - Direct	100.00%
Principal activities	Investment holding
Nominal value of issued common/ registered share capital				10
Shenzhen New Precise Space Time Technology Co Limited Shenzhen New P S T [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital				800
Shenzhen Qianhai Feishang Environmental Investment Co Limited Shenzhen Qianhai [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Shenzhen Qianhai Feishang Environmental Investment Co., Limited (“Shenzhen Qianhai”)
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Investment holding
Percentage of equity attributable to the Company - Indirect	100.00%
Nominal value of issued common/ registered share capital				100,000
Shanghai Onway Environmental Development Co Limited Shanghai Onway [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”)
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Provision of construction services, maintenance services and sales of equipment related to wastewater treatment
Percentage of equity attributable to the Company - Indirect	51.00%
Nominal value of issued common/ registered share capital				20,408
Zhejiang Xinyu Environmental Technology Co Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Zhejiang Xinyu Environmental Technology Co., Limited
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Provision of construction service, maintenance service and sale of equipment related to wastewater treatment
Percentage of equity attributable to the Company - Indirect	51.00%
Nominal value of issued common/ registered share capital				20,000
Shaoguan Angrui Environmental Technology Development Co Limited Shaoguan Angrui [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”)
Place of incorporation/registration and operations	PRC/Mainland China
Principal activities	Wastewater and refuse treatment under the service concession agreement
Percentage of equity attributable to the Company - Indirect	28.00%
Nominal value of issued common/ registered share capital				¥ 26,682